Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations
Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2017	2018	2019
	US$ thousands

Income before income taxes:
Israel	23,226	14,703	9,339
Foreign jurisdiction	2,356	2,871	2,520
	25,582	17,574	11,859

Current taxes:
Israel	2,379	2,400	1,732
Foreign jurisdiction	1,095	831	611
	3,474	3,231	2,343

Current tax (benefits) expenses relating
to prior years:
Israel	12	(73)	(17)
Foreign jurisdiction	(71)	(226)	(4)
	(59)	(299)	(21)

Deferred taxes:
Israel	549	(106)	(904)
Foreign jurisdiction	(96)	111	205
	453	5	(699)

Income tax expense	3,868	2,937	1,623

Deferred Tax Assets and Liabilities
 The tax effects of significant items comprising the Company’s deferred tax assets and liabilities are as follows:

	December 31	December 31
	2018	2019
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	281	327
Research and development costs	842	1,597
Tax loss carryforwards	169	196
Property, plant and equipment	48	31
Share based compensation	348	374
Intangible assets	202	347
Other	23	-
Total gross deferred tax assets	1,913	2,872

Deferred tax liabilities:
Intangible assets	(212)	(397)
Goodwill	(807)	(879)
Other	-	(3)
Total gross deferred tax liabilities	(1,019)	(1,279)

Net deferred tax assets	894	1,593

In Israel	894	1,798
Foreign jurisdictions	-	(205)
Net deferred tax assets	894	1,593

Non-current deferred tax assets	894	1,798
Non-current deferred tax liabilities	-	(205)

Reconciliation of the Statutory Tax Expense to Actual Tax Expense
Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2017	2018	2019
	US$ thousands

Income before income taxes	25,582	17,574	11,859
Statutory tax rate in Israel	24.0%	23.0%	23.0%
	6,140	4,042	2,728

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	364	295	417
Non-taxable income	(1,114)	-	-
Prior years adjustments	(59)	(299)	(21)
Tax effect due to
"Preferred Enterprise" status*	(2,361)	(1,398)	(1,099)
Taxes related to foreign jurisdictions	632	176	18
Changes in tax rate	162	-	7
Creation of deferred taxes for tax losses and
benefits from previous years for which deferred
taxes were not created in the past	-	-	(476)
Other	104	121	49

Income tax expense	3,868	2,937	1,623

* The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

Schedule of Effect of the Benefit Resulting From the "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
	Year ended December 31
	2017	2018	2019

Basic	0.32	0.19	0.15

Diluted	0.31	0.18	0.15